PERSONNEL EXPENSES - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (234,175,649)	$ (203,273,193)
Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(146,853,541)	(121,824,390)
Social Contributions on Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(39,401,289)	(30,211,255)
Personnel Compensations and Rewards
Disclosure of personnel expenses [line items]
Personnel Expenses	(39,081,258)	(43,369,253)
Services for Personnel
Disclosure of personnel expenses [line items]
Personnel Expenses	(2,749,250)	(2,831,109)
Other Short-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	(3,911,512)	(4,474,201)
Other Long-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (2,178,799)	$ (562,985)